Income Tax (Summary of Income Tax Contigencies) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income Tax Uncertainties [Abstract]
Beginning Balance	$ 464	$ 2,273
Additions	291	13
Prior year additions	241
Reductions	(7)	(1,822)
Settlements	(166)
Lapses in statues of limitaions	(129)	0
Ending Balance	$ 694	$ 464